Interim Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interim Unaudited Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net Income available to Class A Common Shareholders	$ 180,737	$ 214,063
Cash Flow Hedge:
Unrealized loss on derivative assets/FX option	(2,153)	(5,960)
Amortization of interest rate cap premium	1,048	1,949
Total Other Comprehensive Loss	(1,105)	(4,011)
Total Comprehensive Income	$ 179,632	$ 210,052